Schedule of Cash and Restricted Cash (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash and cash equivalents	$ 8,227,840	$ 9,033,872	$ 8,852,281
Restricted cash	$ 500,809	500,809	620,809
Total cash, cash equivalents, and restricted cash		$ 9,534,681	$ 9,473,090